Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Charter Aspect

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	2,359,953	–	n/a	2,359,953
Forwards	–	461,172	n/a	461,172
Total Assets	2,359,953	461,172	n/a	2,821,125

Liabilities
Futures	658,381	–	n/a	658,381
Forwards	–	195,918	n/a	195,918
Total Liabilities	658,381	195,918	n/a	854,299

Unrealized currency gain			n/a	857,065
*Net fair value	1,701,572	265,254	n/a	2,823,891

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,817,113	–		1,817,113
Forwards	–	634,871	n/a	634,871
Total Assets	1,817,113	634,871	n/a	2,451,984

Liabilities
Futures	1,102,329	–	n/a	1,102,329
Forwards	–	535,154	n/a	535,154
Total Liabilities	1,102,329	535,154	n/a	1,637,483

Unrealized currency gain			n/a	802,973
*Net fair value	714,784	99,717	n/a	1,617,474

*	This amount comprises of the “Net unrealized gain on open contracts” on the Statements of Financial Condition.

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Partnerships’ assets and liabilities measured at fair value on a recurring basis are summarized in the following tables by the type of inputs applicable to the fair value measurements.

Charter Campbell

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,306,032	–	n/a	1,306,032
Forwards	–	528,118	n/a	528,118
Total Assets	1,306,032	528,118	n/a	1,834,150

Liabilities
Futures	374,233	–	n/a	374,233
Forwards	–	296,785	n/a	296,785
Total Liabilities	374,233	296,785	n/a	671,018

Unrealized currency loss			n/a	(2,388,713)
*Net fair value	931,799	231,333	n/a	(1,225,581)

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	799,204	–	n/a	799,204
Forwards	–	1,179,980	n/a	1,179,980
Total Assets	799,204	1,179,980	n/a	1,979,184

Liabilities
Futures	420,203	–	n/a	420,203
Forwards	–	274,802	n/a	274,802
Total Liabilities	420,203	274,802	n/a	695,005

Unrealized currency loss				(2,389,680)
*Net fair value	379,001	905,178	n/a	(1,105,501)

*	This amount comprises of the “Net unrealized loss on open contracts” on the Statements of Financial Condition.

Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Charter WNT

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	2,391,563	–	n/a	2,391,563
Forwards	–	120,687	n/a	120,687
Total Assets	2,391,563	120,687	n/a	2,512,250

Liabilities
Futures	576,554	–	n/a	576,554
Forwards	–	106,402	n/a	106,402
Total Liabilities	576,554	106,402	n/a	682,956

Unrealized currency loss				(37,574)
*Net fair value	1,815,009	14,285	n/a	1,791,720

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,843,698	–	n/a	1,843,698
Forwards	–	134,205	n/a	134,205
Total Assets	1,843,698	134,205	n/a	1,977,903

Liabilities
Futures	1,188,296	–	n/a	1,188,296
Forwards	–	58,704	n/a	58,704
Total Liabilities	1,188,296	58,704	n/a	1,247,000

Unrealized currency loss				(43,191)
*Net fair value	655,402	75,501	n/a	687,712

*	This amount comprises of the “Total net unrealized gain on open contracts” on the Statements of Financial Condition.